Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Finite-lived intangible assets
Accumulated amortization	¥ (6,684)	¥ (6,195)
Net carrying amount	1,295	1,891		$ 185
Amortization of intangible assets	349	1,064	¥ 1,389
Impairment loss of intangible assets	¥ 0	¥ 3,918	¥ 0
Impairment Of Intangible Asset Finite Lived Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag	true	true	true
Intangible Assets, Net (Excluding Goodwill)
Gross carrying amount	¥ 8,732	¥ 8,858
Impairment amount	(753)	(772)
Net carrying amount	1,295	1,891
Expected amortization expense relating to the existing intangible assets
2026	391
2027	292
2028	95
2029	95
2030	95
Thereafter	327
Net carrying amount	1,295
Customer relationship
Finite-lived intangible assets
Gross carrying amount	1,342	1,377
Accumulated amortization	(589)	(605)
Impairment amount	¥ (753)	¥ (772)
Software
Finite-lived intangible assets
Weighted-average amortization period	3 years	3 years		3 years
Gross carrying amount	¥ 3,765	¥ 3,765
Accumulated amortization	(3,765)	(3,657)
Net carrying amount		108
Brand
Finite-lived intangible assets
Gross carrying amount	2,270	2,327
Accumulated amortization	(1,788)	(1,471)
Net carrying amount	¥ 482	¥ 856
License
Finite-lived intangible assets
Weighted-average amortization period	15 years	15 years		15 years
Gross carrying amount	¥ 1,355	¥ 1,389
Accumulated amortization	(542)	(462)
Net carrying amount	¥ 813	¥ 927
Minimum | Customer relationship
Finite-lived intangible assets
Weighted-average amortization period	3 years	3 years		3 years
Minimum | Brand
Finite-lived intangible assets
Weighted-average amortization period	8 years	8 years		8 years
Maximum | Customer relationship
Finite-lived intangible assets
Weighted-average amortization period	5 years 6 months	5 years 6 months		5 years 6 months
Maximum | Brand
Finite-lived intangible assets
Weighted-average amortization period	10 years	10 years		10 years